Borrowings - Maturity Schedule of Long-term Loans (Detail) - ARS ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,604,280,835	$ 1,277,054,290
2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,224,825,913
2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	434,677,082
2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	190,371,798
2022 and beyond [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 754,406,042